Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 15, 2023	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000241910
Account Value [Line Items]
Line Graph and Table Measure Name		Cantor Fitzgerald Equity Dividend Plus Fund
Account Value		$ 9,427	$ 11,279	$ 11,279											$ 8,836
C000241909
Account Value [Line Items]
Line Graph and Table Measure Name					Cantor Fitzgerald Equity Dividend Plus Fund
Account Value			21,259	21,259	$ 10,000										16,767	$ 15,766	$ 16,852	$ 11,889	$ 13,396	$ 13,539	$ 11,954	$ 10,375	$ 9,017
C000246496
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Account Value	$ 9,425		$ 11,131	11,131		$ 10,886	$ 10,518	$ 10,302	$ 10,405	$ 10,009	$ 10,330	$ 9,830	$ 9,651	$ 9,774
C000246497
Account Value [Line Items]
Line Graph and Table Measure Name			Cantor Fitzgerald International Equity Fund
Account Value	10,000		$ 11,860	11,860		11,590	11,190	10,960	11,070	10,640	10,970	10,440	10,240	10,380
C000246495
Account Value [Line Items]
Line Graph and Table Measure Name			Cantor Fitzgerald International Equity Fund
Account Value	$ 10,000		$ 11,830	11,830		11,570	11,170	10,950	11,050	10,630	10,970	10,440	10,240	10,370
C000234854
Account Value [Line Items]
Line Graph and Table Measure Name					Cantor Fitzgerald Large Cap Focused Fund
Account Value			34,456	34,456	$ 9,424										26,446	20,845	27,235	19,225	15,315	16,294	13,224	10,651	10,001
C000234855
Account Value [Line Items]
Line Graph and Table Measure Name					Cantor Fitzgerald Large Cap Focused Fund
Account Value			37,989	37,989	$ 10,000										29,066	22,815	29,707	20,903	16,594	17,589	14,207	11,402	10,656
C000234853
Account Value [Line Items]
Line Graph and Table Measure Name					Cantor Fitzgerald Large Cap Focused Fund
Account Value			37,780	$ 37,780	$ 10,000										28,933	22,720	29,608	20,855	16,567	17,576	14,204	11,399	10,661
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	11,952	$ 11,952											9,355
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			24,183	24,183	$ 10,000										18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Account Value	$ 10,000		11,680	11,680		11,373	11,059	10,808	10,819	10,514	10,706	10,381	10,125	10,227
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000		11,680	11,680		11,373	11,059	10,808	10,819	10,514	10,706	10,381	10,125	10,227
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000		11,680	$ 11,680		$ 11,373	$ 11,059	$ 10,808	$ 10,819	$ 10,514	$ 10,706	$ 10,381	$ 10,125	$ 10,227
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			46,145	$ 46,145	$ 10,000										32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			46,145	46,145	$ 10,000										32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			46,145	46,145	$ 10,000										32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	12,778	12,778											9,372
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,098	35,098	$ 10,000										25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,098	35,098	$ 10,000										25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			35,098	35,098	$ 10,000										25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 35,098	$ 35,098	$ 10,000										$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939